FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
Annual Report
Annual Report
September 30, 1995
September 30, 1995
Printed on recycled paper
6i
FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I
DESTINY II
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox
Phyllis Burke Davis
Richard J. Flynn
Edward C. Johnson 3d
E. Bradley Jones
Donald J. Kirk
Edward H. Malone
Marvin L. Mann
Gerald C. McDonough
Thomas R. Williams
GENERAL DISTRIBUTION AGENT
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
 DES-ANN-1195
 5105
6i


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE
SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS
UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY,
AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

AN INTERVIEW WITH
GEORGE A. VANDERHEIDEN,
PORTFOLIO MANAGER OF
FIDELITY DESTINY PORTFOLIOS
We've provided the following market recap as context for the manager's interview:
Strong corporate earnings and a favorable interest rate environment helped the U.S. stock market post strong returns for the 12 months ended September 30, 1995. The Standard & Poor's Composite Index of 500 Stocks finished the 12-month period with a total return of 29.75% - well above its historical annual average of roughly 12%. With inflation posing little threat, interest rates fell during the first half of 1995. The Federal Reserve Board cut the federal funds rate - the rate banks charge each other for overnight loans - by 0.25% on July 6 to 5.75%. Large-capitalization stocks led the rally. Technology companies - whose goods and services benefited from both corporate and consumer demand - posted the strongest earnings growth and stock price gains. Lower interest rates and continued merger and acquisition activity helped financial stocks perform especially well. In June, the Dow Jones Industrial Average closed above 4500 for the first time. Returns from foreign markets suffered as investors brought capital back to the U.S. The Morgan Stanley Emerging Markets Free Index was down 17.73% for the 12 months ended September 30. The Morgan Stanley EAFE (Europe, Australia, Far East) Index returned 5.79% for the year ended September 30. European markets have fared well through the first nine months of 1995, while the Japanese market has struggled through much of the year.
Q. HOW HAVE THE FUNDS PERFORMED, GEORGE?
A. For the 12 months ended September 30, 1995, Destiny I was up 27.49% and Destiny II was up 26.98% while the S&P returned 29.75% for the same time period. You know it's been quite a year when fund returns like these lag the overall market.
Q. DESPITE THE STRONG RESULTS, THE FUNDS UNDERPERFORMED THE MARKET. WHY?
A. At the risk of oversimplifying, much of the large return in the market last year came from the phenomenal performance of the technology sector. The semiconductor group was up 96% in the past 12 months and other technology sectors also had spectacular gains. These were on top of impressive gains in 1992 and 1993. Although I generally find technology stocks attractive,
I have not made the weighting as large as some other growth funds because of my risk-adverse discipline. My investment approach over the past 15 years has been to try to identify and invest in themes and trends early and stay with them as long as I feel comfortable. When they become very extended, I begin to sell. Sometimes I may sell too early and the stocks may continue to make spectacular gains, but I'm willing to sacrifice that if I feel as though bone-crushing declines are on the other side of those gains.
Q. HOW HAS THIS STRATEGY WORKED IN THE PAST?
A. Very well. If the groups that were sold keep going up, the funds underperform. However, when the group corrects, I'm protected by being either out of the sector entirely, or by being underweighted. The last time the funds lagged the latter stages of a bull market was in 1989 when the funds were five or six percentage points behind the S&P 500. Over the next five years, however, the funds beat the market by a wide margin, not once underperforming in any year. So while the portfolios may not show some of the spectacular gains of other growth funds this year, the risk level going into the inevitable correction is also less.
Q. WHAT INVESTMENTS CONTRIBUTED TO THE FUNDS' PERFORMANCE?
A. The funds were modestly overweighted in technology and holdings in Intel, Compaq, IBM, Microsoft, Solectron, Hewlett-Packard, Motorola and SCI Systems helped the funds. Another important area was financial stocks, which benefited from the decline in long-term interest rates. The mortgage-related sector, including the funds' holdings of Fannie Mae and Freddie Mac, was up 30% during the past 12 months. Banks, in which the funds have important holdings in the regionals and money centers, were up in excess of 30%. Aerospace and defense was also very strong with a gain of 47%. This group is represented by the funds' holdings in Boeing, Raytheon and Loral. Philip Morris, the second largest position in the funds, also had a good year with a gain in excess of 36%.
Q. IT LOOKS LIKE YOU'VE CONTINUED TO HOLD ON TO TREASURY BONDS . . .
A. Yes. The move in bonds has been spectacular this year, but the equity market put on a better show. Since the beginning of 1995, Treasury bonds returned 21% on a total return basis while the S&P 500 returned nearly 30%. Looking forward, bonds should continue to benefit from a slowing economy. The three pillars of this economy over the past year have been inventory accumulation, capital spending, and the export market, and each of these sectors is now in a slowing mode. This is positive for inflation, for further declines in long term interest rates and for a healthy bond market.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The two fundamental factors driving this bull market since it started in October 1990 have been rising earnings and falling interest rates. Treasury bonds were yielding 9% when this bull move started five years ago. At the current level of 6.5%, I think yields still have room to move lower given the sluggish domestic and international economies and the current low inflation rates. This is bullish for equities, especially interest rate sensitive stocks. The outlook for earnings, however, is not as hopeful. The past five years have seen one of the strongest earnings gains in the post World War II period. However, profit margins and return on equity are back to record levels and industrial capacity is being added so rapidly that it is forcing down operating rates. This means that profit margins should contract and earnings growth should come to a screeching halt by the first quarter of 1996. My opinion is that the economic slowdown will last into the first quarter of 1996, the earnings slowdown will last longer and that the market will show no net gain over the next six months. I expect growth to resume in the second half of 1996. As always, remember that it is a market of stocks rather than a stock market and all of our resources at Fidelity are geared to finding and investing in the best stocks for whatever market lies ahead.


DISTRIBUTIONS
Totals of 8.0% and 6.9% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which are generally exempt from state income tax for Destiny I and Destiny II, respectively.
Totals of 35% and 31% of the dividends distributed during the fiscal year qualifiy for the dividends-received deductions for corporate shareholders for Destiny I and Destiny II, respectively.
The fund will notify shareholders in January 1996 of the percentages for use
in preparing 1995 income tax returns.
PERFORMANCE UPDATE - DESTINY I
$10,000 OVER 10 YEARS
              Destiny I (006) Standard & Poor's
     09/30/85        10000.00          10000.00
     10/31/85        10490.74          10462.00
     11/30/85        11351.85          11179.69
     12/31/85        11962.96          11720.79
     01/31/86        12259.26          11786.43
     02/28/86        13490.74          12668.05
     03/31/86        14379.63          13374.93
     04/30/86        14333.33          13223.79
     05/31/86        14759.26          13927.30
     06/30/86        14851.85          14162.67
     07/31/86        13768.52          13370.98
     08/31/86        14712.62          14363.10
     09/30/86        13571.22          13175.27
     10/31/86        14233.23          13935.49
     11/30/86        14461.51          14274.12
     12/31/86        14187.57          13910.13
     01/31/87        16070.88          15783.82
     02/28/87        17143.79          16407.28
     03/31/87        17337.83          16881.46
     04/30/87        17326.42          16731.21
     05/31/87        17451.97          16876.77
     06/30/87        18182.47          17729.05
     07/31/87        19278.21          18627.91
     08/31/87        20301.60          19322.73
     09/30/87        19821.09          18899.56
     10/31/87        14789.07          14828.60
     11/30/87        13521.05          13606.72
     12/31/87        15024.17          14642.19
     01/31/88        15571.55          15258.63
     02/29/88        16666.31          15969.68
     03/31/88        16277.38          15476.22
     04/30/88        16637.50          15648.01
     05/31/88        16709.53          15784.14
     06/30/88        17919.53          16508.63
     07/31/88        17746.67          16445.90
     08/31/88        16986.86          15886.74
     09/30/88        17653.30          16563.52
     10/31/88        17890.26          17023.98
     11/30/88        17475.59          16780.54
     12/31/88        17950.25          17074.20
     01/31/89        19471.20          18324.03
     02/28/89        19034.49          17867.76
     03/31/89        19471.20          18284.08
     04/30/89        20359.68          19233.02
     05/31/89        21609.57          20011.96
     06/30/89        21127.68          19897.89
     07/31/89        22543.22          21694.67
     08/31/89        23153.49          22119.89
     09/30/89        23342.12          22029.20
     10/31/89        22556.19          21518.12
     11/30/89        22666.22          21957.09
     12/31/89        22534.92          22484.06
     01/31/90        21186.82          20975.38
     02/28/90        21636.19          21245.96
     03/31/90        22102.20          21808.98
     04/30/90        21386.54          21263.76
     05/31/90        23749.88          23336.97
     06/30/90        23699.95          23178.28
     07/31/90        23034.22          23104.11
     08/31/90        20675.45          21015.50
     09/30/90        19281.99          19992.04
     10/31/90        19142.65          19906.08
     11/30/90        20779.96          21192.01
     12/31/90        21825.06          21783.27
     01/31/91        24176.52          22733.02
     02/28/91        25848.67          24358.43
     03/31/91        26458.31          24947.90
     04/30/91        26789.26          25007.78
     05/31/91        28391.73          26088.11
     06/30/91        26527.98          24893.28
     07/31/91        28287.22          26053.30
     08/31/91        29246.93          26670.77
     09/30/91        28753.69          26225.37
     10/31/91        28625.82          26576.79
     11/30/91        26872.10          25505.74
     12/31/91        30319.58          28423.60
     01/31/92        30647.26          27894.92
     02/29/92        31765.21          28257.55
     03/31/92        31052.03          27706.53
     04/30/92        32169.98          28521.10
     05/31/92        32439.83          28660.86
     06/30/92        31880.86          28233.81
     07/31/92        33172.28          29388.57
     08/31/92        32292.82          28786.11
     09/30/92        32618.13          29125.78
     10/31/92        32422.95          29227.72
     11/30/92        33984.45          30224.39
     12/31/92        34913.70          30596.15
     01/31/93        35991.85          30853.16
     02/28/93        36106.55          31272.76
     03/31/93        37895.82          31932.61
     04/30/93        38125.21          31159.85
     05/31/93        39203.36          31994.93
     06/30/93        39501.57          32087.71
     07/31/93        40006.24          31959.36
     08/31/93        41384.47          33170.62
     09/30/93        41384.47          32915.21
     10/31/93        42906.32          33596.55
     11/30/93        42636.31          33277.39
     12/31/93        44137.56          33680.04
     01/31/94        46947.03          34825.16
     02/28/94        46238.10          33881.40
     03/31/94        44058.79          32404.17
     04/30/94        45371.62          32818.95
     05/31/94        45712.96          33357.18
     06/30/94        44426.38          32539.93
     07/31/94        45896.76          33607.24
     08/31/94        47971.04          34985.13
     09/30/94        46474.41          34128.00
     10/31/94        47498.42          34895.88
     11/30/94        45870.50          33624.97
     12/31/94        46092.56          34123.63
     01/31/95        46534.24          35008.45
     02/28/95        48111.67          36372.73
     03/31/95        49468.26          37446.09
     04/30/95        51329.63          38548.88
     05/31/95        53727.33          40089.68
     06/30/95        55557.15          41020.96
     07/31/95        57544.72          42381.22
     08/31/95        58049.49          42487.59
     09/29/95        59248.34          44280.57

$10,000 OVER 10 YEARS: LET'S SAY YOU INVESTED $10,000 IN DESTINY I FUND ON SEPTEMBER 30, 1985. BY SEPTEMBER 30, 1995, THE VALUE OF YOUR INVESTMENT WOULD HAVE GROWN TO $59,248 - A 492.48% INCREASE ON YOUR INITIAL INVESTMENT. FOR COMPARISON LOOK AT HOW A $10,000 INVESTMENT IN THE S&P 500 (WITH DIVIDENDS REINVESTED) DID OVER THE SAME PERIOD. IT WOULD HAVE GROWN TO $44,281 - A 342.81% INCREASE.
CUMULATIVE TOTAL RETURNS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                One     Five     Ten
                                Year    Years    Years

DESTINY I FUND                  27.49   207.27   492.48
                                %       %        %

S&P 500(registered trademark)   29.75   121.49   342.81
                                %       %        %

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995

               One Year   Five     Ten
                          Years    Years

DESTINY I      27.49%     25.17%   19.47%
FUND

$50/MONTH
15-YEAR PLAN   -39.06%    20.66%   17.91%

 THE CHARTS ABOVE SHOW DESTINY I FUND'S TOTAL RETURNS WHICH INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE FUND'S CUMULATIVE TOTAL RETURNS AND AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS (THE PLANS); AVERAGE ANNUAL TOTAL RETURNS FOR A $50/MONTH 15-YEAR PLAN INCLUDE THE EFFECTS OF THE SEPARATE CREATION AND SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH DESTINY I'S $50/MONTH 15-YEAR PLAN. AS SHARES OF THE FUNDS MAY BE ACQUIRED ONLY THROUGH THE PLANS, INVESTORS SHOULD CONSULT THE PLANS' PROSPECTUS FOR MORE COMPLETE INFORMATION ON THE IMPACT OF THE SEPARATE CHARGES AND FEES APPLICABLE TO EACH PLAN. THE RATE (%) OF DEDUCTIONS DECREASES PROPORTIONATELY AS PLAN SIZES INCREASE. FIGURES FOR THE S&P 500, AN UNMANAGED INDEX OF COMMON STOCK PRICES, INCLUDE REINVESTMENT OF DIVIDENDS. THE S&P 500 FIGURE FOR ONE YEAR IS PUBLISHED BY S&P. THE S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION.
ALL PERFORMANCE NUMBERS ARE HISTORICAL; THE FUND'S SHARE PRICE AND RETURN WILL VARY AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PERFORMANCE UPDATE - DESTINY II
$10,000 OVER LIFE OF FUND
              Destiny II (210)Standard & Poor's
     12/30/85        10000.00         10000.00
     12/31/85        10130.00         10081.75
     01/31/86        11240.00         10138.21
     02/28/86        12320.00         10896.55
     03/31/86        14600.00         11504.57
     04/30/86        15280.00         11374.57
     05/31/86        16140.00         11979.70
     06/30/86        16530.00         12182.15
     07/31/86        15620.00         11501.17
     08/31/86        16003.11         12354.56
     09/30/86        15065.35         11332.84
     10/31/86        15972.53         11986.74
     11/30/86        16288.51         12278.02
     12/31/86        16237.55         11964.93
     01/31/87        18215.00         13576.61
     02/28/87        20141.49         14112.88
     03/31/87        20335.16         14520.74
     04/30/87        20365.74         14391.51
     05/31/87        20508.44         14516.72
     06/30/87        21385.05         15249.81
     07/31/87        22628.60         16022.98
     08/31/87        23791.87         16620.63
     09/30/87        23126.67         16256.64
     10/31/87        16884.91         12754.96
     11/30/87        15499.08         11703.95
     12/31/87        17383.76         12594.62
     01/31/88        17898.14         13124.86
     02/29/88        19476.36         13736.47
     03/31/88        19359.45         13312.02
     04/30/88        19862.14         13459.78
     05/31/88        19663.40         13576.88
     06/30/88        21335.14         14200.06
     07/31/88        21218.24         14146.10
     08/31/88        20470.05         13665.13
     09/30/88        21300.07         14247.27
     10/31/88        21346.84         14643.34
     11/30/88        20680.48         14433.94
     12/31/88        21350.62         14686.53
     01/31/89        23136.88         15761.59
     02/28/89        22678.25         15369.13
     03/31/89        22967.91         15727.23
     04/30/89        24295.54         16543.47
     05/31/89        25828.34         17213.48
     06/30/89        24911.07         17115.36
     07/31/89        26407.67         18660.88
     08/31/89        27251.47         19026.63
     09/30/89        27404.57         18948.62
     10/31/89        26511.50         18509.02
     11/30/89        26766.66         18886.60
     12/31/89        26990.13         19339.88
     01/31/90        25234.89         18042.17
     02/28/90        25707.45         18274.92
     03/31/90        26342.04         18759.20
     04/30/90        25531.93         18290.22
     05/31/90        28448.32         20073.52
     06/30/90        28502.33         19937.02
     07/31/90        27489.69         19873.22
     08/31/90        24515.39         18076.68
     09/30/90        22685.68         17196.35
     10/31/90        22520.59         17122.40
     11/30/90        24831.81         18228.51
     12/31/90        26309.30         18737.08
     01/31/91        29263.38         19554.02
     02/28/91        31551.75         20952.13
     03/31/91        32550.31         21459.18
     04/30/91        33188.28         21510.68
     05/31/91        35074.45         22439.94
     06/30/91        32591.92         21412.19
     07/31/91        34880.29         22410.00
     08/31/91        36250.88         22941.12
     09/30/91        35631.86         22558.00
     10/31/91        35480.87         22860.28
     11/30/91        33185.94         21939.01
     12/31/91        37207.75         24448.83
     01/31/92        37924.51         23994.08
     02/29/92        39517.30         24306.00
     03/31/92        38306.78         23832.04
     04/30/92        39596.94         24532.70
     05/31/92        40202.21         24652.91
     06/30/92        39310.24         24285.58
     07/31/92        40887.11         25278.86
     08/31/92        39700.87         24760.64
     09/30/92        39823.41         25052.82
     10/31/92        39805.90         25140.50
     11/30/92        41801.45         25997.80
     12/31/92        42968.79         26317.57
     01/31/93        44452.37         26538.64
     02/28/93        44562.26         26899.56
     03/31/93        46430.47         27467.14
     04/30/93        46430.47         26802.44
     05/31/93        48042.26         27520.74
     06/30/93        48463.52         27600.55
     07/31/93        48921.42         27490.15
     08/31/93        50717.96         28532.03
     09/30/93        50851.37         28312.33
     10/31/93        52757.35         28898.40
     11/30/93        52547.69         28623.86
     12/31/93        54487.08         28970.21
     01/31/94        57918.86         29955.20
     02/28/94        57216.45         29143.41
     03/31/94        54426.88         27872.76
     04/30/94        56052.46         28229.53
     05/31/94        56453.83         28692.49
     06/30/94        54788.12         27989.53
     07/31/94        56574.25         28907.58
     08/31/94        59163.14         30092.80
     09/30/94        57296.73         29355.52
     10/31/94        58541.00         30016.02
     11/30/94        56674.59         28922.84
     12/31/94        56926.89         29351.76
     01/31/95        57523.22         30112.85
     02/28/95        59403.96         31286.35
     03/31/95        61009.48         32209.61
     04/30/95        63234.26         33158.19
     05/31/95        66078.31         34483.52
     06/30/95        68303.09         35284.57
     07/31/95        70642.55         36454.61
     08/31/95        71261.82         36546.11
     09/29/95        72752.65         38088.35


$10,000 OVER LIFE OF FUND: LET'S SAY YOU INVESTED $10,000 IN DESTINY II FUND ON DECEMBER 30, 1985, WHEN THE FUND STARTED. BY SEPTEMBER 30, 1995, THE VALUE OF YOUR INVESTMENT WOULD HAVE GROWN TO $72,753 - A 627.53% INCREASE ON YOUR INITIAL INVESTMENT. FOR COMPARISON LOOK AT HOW A $10,000 INVESTMENT IN THE S&P 500 (WITH DIVIDENDS REINVESTED) DID OVER THE SAME PERIOD. IT WOULD HAVE GROWN TO $38,088 - A 280.88% INCREASE.
CUMULATIVE TOTAL RETURNS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                One     Five     Life of
                                Year    Years    Fund*

DESTINY II FUND                 26.98   220.70   627.53
                                %       %        %

S&P 500(registered trademark)   29.75   121.49   280.88
                                %       %        %

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                   Life of
               One Year   Five     Fund/Pla
                          Years    n*

DESTINY II     26.98%     26.25%   22.55%
FUND

$50/MONTH
15-YEAR PLAN   -39.31%    21.69%   20.90%

THE CHARTS ABOVE SHOW DESTINY II FUND'S TOTAL RETURNS WHICH INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE FUND'S CUMULATIVE TOTAL RETURNS AND AVERAGE ANNUAL TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS (THE PLANS); AVERAGE ANNUAL TOTAL RETURNS FOR A $50/MONTH 15-YEAR PLAN INCLUDE THE EFFECTS OF THE SEPARATE CREATION AND SALES CHARGES AND CUSTODIAN FEES ASSESSED THROUGH DESTINY II'S $50/MONTH 15-YEAR PLAN. AS SHARES OF THE FUNDS MAY BE ACQUIRED ONLY THROUGH THE PLANS, INVESTORS SHOULD CONSULT THE PLANS' PROSPECTUS FOR MORE COMPLETE INFORMATION ON THE IMPACT OF THE SEPARATE CHARGES AND FEES APPLICABLE TO EACH PLAN. THE RATE (%) OF DEDUCTIONS DECREASES PROPORTIONATELY AS PLAN SIZES INCREASE. FIGURES FOR THE S&P 500, AN UNMANAGED INDEX OF COMMON STOCK PRICES, INCLUDE REINVESTMENT OF DIVIDENDS. THE S&P 500 FIGURE FOR ONE YEAR IS PUBLISHED BY S&P. THE S&P 500 IS A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION.
* THE LIFE OF FUND AND LIFE OF PLAN FIGURES ARE FROM COMMENCEMENT OF OPERATIONS, DECEMBER 30, 1985, TO THE PERIOD ENDED SEPTEMBER 30, 1995.
ALL PERFORMANCE NUMBERS ARE HISTORICAL; THE FUND'S SHARE PRICE AND RETURN WILL VARY AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.
TOP TEN EQUITY HOLDINGS - DESTINY I

Federal National Mortgage Association
Philip Morris Companies, Inc.
General Motors Corp.
Compaq Computer Corp.
Intel Corp.
Chrysler Corp.
Vodafone Group PLC sponsored ADR
International Business Machines Corp.
Shawmut National Corp.
Fleet Financial Group, Inc.

Federal National Mortgage Association
Philip Morris Companies, Inc.
Chrysler Corp.
Intel Corp.
Compaq Computer Corp.
General Motors Corp.
International Business Machines Corp.
Vodafone Group PLC sponsored ADR
Fleet Financial Group, Inc.
Shawmut National Corp.
TOP TEN EQUITY HOLDINGS - DESTINY II

Federal National Mortgage Association
Philip Morris Companies, Inc.
General Motors Corp.
Compaq Computer Corp.
Intel Corp.
Chrysler Corp.
Vodafone Group PLC sponsored ADR
International Business Machines Corp.
Fleet Financial Group, Inc.
Shawmut National Corp.
Federal National Mortgage Association
Philip Morris Companies, Inc.
Chrysler Corp.
Intel Corp.
Compaq Computer Corp.
General Motors Corp.
International Business Machines Corp.
Vodafone Group PLC sponsored ADR
Fleet Financial Group, Inc.
Shawmut National Corp.
TOP FIVE MARKET SECTORS - DESTINY I

Finance  17.9%
Technology  16.8%
Durables  9.5%
Nondurables  7.1%
Utilities  6.8%
Finance  17.7%
Technology  14.0%
Energy  8.9%
Utilities  8.3%
Durables  7.4%
TOP FIVE MARKET SECTORS - DESTINY II

Finance  17.6%
Technology  15.8%
Durables  9.3%
Nondurables  7.0%
Utilities  6.6%
Finance  17.4%
Technology  13.3%
Energy  8.2%
Utilities  8.0%
Durables  7.2%
FIDELITY DESTINY PORTFOLIOS: DESTINY I
INVESTMENTS/SEPTEMBER 30, 1995
(SHOWING PERCENTAGE OF TOTAL VALUE OF
INVESTMENT IN SECURITIES)


  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - 85.3%
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   291,200 $ 19,874,666
DEFENSE ELECTRONICS - 1.0%
Loral Corp.   290,600  8,282,100
Raytheon Co.   380,500  32,342,500
  40,624,600
TOTAL AEROSPACE & DEFENSE   60,499,266
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 0.9%
Betz Laboratories, Inc.   39,800  1,626,825
Carbide/Graphite Group, Inc. (a)  4,300  60,738
Raychem Corp.   583,600  26,262,000
Union Carbide Corp.   177,300  7,047,675
  34,997,238
IRON & STEEL - 0.1%
Nucor Corp.   92,100  4,121,475
METALS & MINING - 1.0%
Aluminum Co. of  America  107,800  5,699,925
Reynolds Metals Co.   583,200  33,679,800
  39,379,725
PACKAGING & CONTAINERS - 0.6%
Corning, Inc.   176,000  5,038,000
Owens-Illinois, Inc. (a)  1,640,000  20,705,000
  25,743,000
PAPER & FOREST PRODUCTS - 0.2%
Crown Vantage, Inc. (a)  5,980  133,055
James River Corp. of  Virginia  258,500  8,272,000
  8,405,055
TOTAL BASIC INDUSTRIES   112,646,493
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.5%
Armstrong World Industries, Inc.   146,800  8,147,400
Masco Corp.   210,900  5,799,750
Tecumseh Products Co. Class A  118,300  5,678,400
  19,625,550
CONSTRUCTION - 0.4%
Centex Corp.   73,100  2,119,900
Daito Trust Construction  312,700  3,605,966
Kaufman & Broad Home Corp.   228,400  2,883,550
Ryland Group, Inc.   19,200  297,600
Schuler Homes, Inc. (a)  231,100  2,686,538
Sekisui House Ltd.   355,000  4,378,542
  15,972,096
ENGINEERING - 0.3%
Fluor Corp.   220,900 $ 12,370,400
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Crown American Realty Trust (SBI)  44,000  363,000
Patriot American Hospitality, Inc.  13,500  345,938
  708,938
TOTAL CONSTRUCTION & REAL ESTATE   48,676,984
DURABLES - 9.5%
AUTOS, TIRES, & ACCESSORIES - 8.4%
Chrysler Corp.   2,154,900  114,209,700
Cummins Engine Co., Inc.   20,900  804,650
Dana Corp.   394,800  11,399,850
Discount Auto Parts, Inc. (a)  243,500  7,365,875
Eaton Corp.   49,300  2,612,900
Ford Motor Co.   10,300  320,588
General Motors Corp.   3,575,307  167,592,516
Gentex Corp. (a)  86,500  2,076,000
Magna International, Inc. Class A  615,600  27,876,486
Superior Industries International, Inc.   53,200  1,429,750
  335,688,315
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.   164,200  5,603,325
Matsushita Electric Industrial Co. Ltd.   648,000  9,876,764
Whirlpool Corp.   218,900  12,641,475
  28,121,564
HOME FURNISHINGS - 0.1%
Haverty Furniture Companies, Inc.   193,800  2,640,525
TEXTILES & APPAREL - 0.3%
Burlington Industries, Inc. (a)  840,400  10,610,050
Fruit of the Loom, Inc. Class A (a)  136,300  2,811,188
  13,421,238
TOTAL  DURABLES   379,871,642
ENERGY - 5.8%
ENERGY SERVICES - 0.5%
Baker Hughes, Inc.   188,600  3,842,725
Dresser Industries, Inc.   37,100  885,763
Schlumberger Ltd.   249,700  16,292,925
  21,021,413
OIL & GAS - 5.3%
Amerada Hess Corp.   354,400  17,232,700
Amoco Corp.   188,600  12,093,975
Apache Corp.   106,400  2,793,000
Atlantic Richfield Co.   119,800  12,863,525
British Petroleum PLC ADR  534,559  48,043,490
Burlington Resources, Inc.   608,000  23,560,000
Canada Occidental Petroleum Ltd.   212,800  6,761,284
Elf Aquitaine sponsored ADR  112,564  3,784,965
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Kerr-McGee Corp.   321,200 $ 17,826,600
Louisiana Land & Exploration Co.   410,700  14,631,188
Mobil Corp.   36,700  3,656,238
Murphy Oil Corp.   86,100  3,444,000
Noble Affiliates, Inc.   143,100  3,774,263
Santa Fe Energy Resources, Inc. (a)  360,000  3,420,000
Texaco, Inc.   102,200  6,604,675
Tosco Corp.   365,200  12,599,400
Unocal Corp.   640,608  18,257,328
YPF Sociedad Anonima sponsored ADR
representing Class D shares  12,000  216,000
  211,562,631
TOTAL ENERGY   232,584,044
FINANCE - 17.9%
BANKS - 5.7%
AmSouth Bancorporation  43,700  1,660,600
Bank of Boston Corp.   176,582  8,409,718
Bank of New York Co., Inc.   60,500  2,813,250
Barnett Banks, Inc.   261,400  14,801,775
BayBanks, Inc.   27,400  2,078,975
Chemical Banking Corp.   293,900  17,891,163
Comerica, Inc.   144,700  5,263,463
First Interstate Bancorp  74,200  7,475,650
First Union Corp.  394  19,564
Fleet Financial Group, Inc.   1,705,426  64,379,832
KeyCorp   285,081  9,764,024
NationsBank Corp.   333,977  22,459,953
Shawmut National Corp.   1,966,829  66,134,625
State Street Boston Corp.   171,900  6,876,000
  230,028,592
FEDERAL SPONSORED CREDIT - 7.2%
Federal Home Loan Mortgage Corporation 681,300 47,094,863 Federal National Mortgage Association 2,320,900 240,213,150
  287,308,013
INSURANCE - 2.3%
Allstate Corp.   1,099,190  38,883,846
American International Group, Inc.   77,100  6,553,500
CIGNA Corp.   28,300  2,946,738
Chubb Corp. (The)  4,500  432,000
General Re Corp.   174,400  26,334,400
Providian Corp.   204,300  8,478,450
Torchmark Corp.   187,400  7,894,225
  91,523,159
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   580,300 $ 14,725,113
Golden West Financial Corp.   438,450  22,141,725
  36,866,838
SECURITIES INDUSTRY - 1.8%
Lehman Brothers Holdings, Inc.   63,600  1,470,750
Merrill Lynch & Co., Inc.   297,301  18,581,313
Morgan Stanley Group, Inc.   153,900  14,793,638
Nomura Securities Co. Ltd.   1,466,000  28,518,831
Salomon, Inc.   13,300  508,725
United Asset Management Corp.   152,900  6,135,113
  70,008,370
TOTAL FINANCE   715,734,972
HEALTH - 2.5%
DRUGS & PHARMACEUTICALS - 0.6%
Allergan, Inc.   92,800  3,097,200
Carter-Wallace, Inc.   210,500  2,631,250
Depotech Corp.   2,900  34,800
Elan Corp. PLC ADR (a)  55,200  2,290,800
Pharmacia AB, Series A:
sponsored ADR  134,100  4,010,428
 Free shares  166,000  4,983,191
Schering-Plough Corp.   143,200  7,374,800
  24,422,469
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Acuson Corp. (a)  85,600  1,144,900
Baxter International, Inc.   392,000  16,121,000
  17,265,900
MEDICAL FACILITIES MANAGEMENT - 1.5%
American Medical Response (a)  195,400  5,544,475
Columbia/HCA Healthcare Corp.   1,114,125  54,174,328
Pediatrix Medical Group  4,100  84,050
  59,802,853
TOTAL HEALTH   101,491,222
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  512,800  7,948,400
INDUSTRIAL MACHINERY & EQUIPMENT - 3.0%
ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.   44,900  3,210,350
General Electric Co.   187,700  11,965,875
Mitsubishi Electric Co. Ord.   2,550,000  19,816,994
Omron Corp.   198,000  4,566,557
Westinghouse Electric Corp.   59,400  891,000
  40,450,776
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc.   530,600 $ 30,177,875
Deere & Co.   579,800  47,181,225
Exide Corp.   87,200  4,360,000
  81,719,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  122,169,876
MEDIA & LEISURE - 2.1%
BROADCASTING - 0.2%
Liberty Media Group, Series A (a)  87,325  2,335,944
People's Choice TV Corp. (a)  35,100  859,950
TCI Group Class A  332,400  5,817,000
  9,012,894
ENTERTAINMENT - 0.4%
Royal Caribbean Cruises Ltd.   569,500  13,810,375
LEISURE DURABLES & TOYS - 0.6%
Fleetwood Enterprises, Inc.   942,100  18,724,238
Outboard Marine Corp.   256,900  5,523,350
  24,247,588
LODGING & GAMING - 0.2%
Circus Circus Enterprises, Inc. (a)  328,100  9,186,800
PUBLISHING - 0.1%
American Media, Inc. Class A  83,000  477,250
Gannett Co., Inc.   40,200  2,195,925
  2,673,175
RESTAURANTS - 0.6%
Bertucci's, Inc. (a)  158,000  1,125,750
Brinker International, Inc. (a)  229,700  3,416,788
Cracker Barrel Old Country Store, Inc.   165,000  3,320,625
Darden Restaurants, Inc. (a)  199,100  2,289,650
McDonald's Corp.   399,700  15,288,525
  25,441,338
TOTAL MEDIA & LEISURE   84,372,170
NONDURABLES - 7.1%
BEVERAGES - 0.2%
Kirin Brewery Co. Ltd.   868,000  9,052,094
HOUSEHOLD PRODUCTS - 0.3%
Kao Corp.   503,000  6,203,962
Tambrands, Inc.   103,400  4,536,675
  10,740,637
TOBACCO - 6.6%
Philip Morris Companies, Inc.   2,525,700  210,895,950
RJR Nabisco Holdings Corp.   1,613,798  52,246,710
  263,142,660
TOTAL NONDURABLES   282,935,391
PRECIOUS METALS - 0.2%
Homestake Mining Co.   115,100 $ 1,956,700
Santa Fe Pacific Gold Corp.   456,975  5,769,309
  7,726,009
RETAIL & WHOLESALE - 5.5%
APPAREL STORES - 0.0%
TJX Companies, Inc.   164,325  1,951,359
GENERAL MERCHANDISE STORES - 3.0%
Aoyama Trading Co. Ord.   257,300  7,017,860
Federated Department Stores, Inc. (a)  1,563,173  44,355,034
Sears, Roebuck & Co.   229,700  8,470,188
Value City Department Stores, Inc. (a)  201,700  1,487,538
Wal-Mart Stores, Inc.   2,350,800  58,476,150
  119,806,770
GROCERY STORES - 0.1%
Stop & Shop Companies, Inc. (a)  124,900  2,919,538
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%
Best Buy Co., Inc. (a)  325,800  8,552,250
Circuit City Stores, Inc.   949,100  30,015,288
Good Guys, Inc. (a)  211,500  2,405,813
Home Depot, Inc. (The)  550,900  21,967,138
Lowe's Companies, Inc.   269,400  8,082,000
Officemax, Inc. (a)  404,100  9,799,425
Office Depot, Inc. (a)  246,800  7,434,850
Petsmart, Inc.   53,000  1,788,750
Rex Stores Corp. (a)  149,000  2,793,750
Staples, Inc. (a)  60,425  1,707,006
Waban, Inc. (a)  82,200  1,551,525
  96,097,795
TOTAL RETAIL & WHOLESALE   220,775,462
SERVICES - 0.0%
Supercuts, Inc. (a)  149,400  1,269,900
TECHNOLOGY - 16.8%
COMMUNICATIONS EQUIPMENT - 0.4%
Cisco Systems, Inc. (a)  250,200  17,263,800
COMPUTER SERVICES & SOFTWARE - 0.8%
Automatic Data Processing, Inc.   60,900  4,148,813
Checkfree Corp.   6,300  126,000
Computer Management Sciences, Inc.   2,100  29,400
General Motors Corp. Class E  30,600  1,392,300
MicroAge, Inc. (a)  194,900  2,168,263
Microsoft Corp. (a)  275,400  24,923,700
Smith Micro Software, Inc.   2,100  20,738
  32,809,214
COMPUTERS & OFFICE EQUIPMENT - 9.1%
Bay Networks, Inc. (a)  254,400  13,578,600
Canon, Inc.   819,000  14,536,275
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Compaq Computer Corp. (a)  3,344,000 $ 161,766,000
Digital Equipment Corp. (a)  324,000  14,782,500
Hewlett-Packard Co.   449,900  37,510,413
International Business Machines Corp.   731,800  69,063,625
SCI Systems, Inc. (a)  787,000  27,151,500
Silicon Graphics, Inc. (a)  129,000  4,434,375
Sun Microsystems, Inc. (a)  159,900  10,073,700
Tech Data Corp. (a)  564,100  7,967,913
Xerox Corp.   24,500  3,292,188
  364,157,089
ELECTRONICS - 6.5%
Hitachi Ltd.   2,318,000  25,103,430
Intel Corp.   2,325,000  139,790,625
Kyocera Corp.   40,000  3,264,979
Methode Electronics, Inc. Class A (b)  1,254,000  28,842,000
Molex, Inc.   110,468  3,700,678
Motorola, Inc.   155,500  11,876,313
Nitto Denko Corp.   554,000  8,388,469
Rohm Co. Ltd.   25,000  1,569,316
Solectron Corp. (a)  937,800  37,043,100
Zycon Corp.   12,700  152,400
  259,731,310
TOTAL TECHNOLOGY   673,961,413
TRANSPORTATION - 2.4%
AIR TRANSPORTATION - 0.1%
Midwest Express Holdings, Inc.   3,700  83,250
Southwest Airlines Co.   108,700  2,744,675
  2,827,925
RAILROADS - 2.2%
Burlington Northern Sante Fe Corp.   319,400  23,156,500
CSX Corp.   500,200  42,079,325
Canadian Pacific Ltd. Ord.   114,800  1,839,812
Southern Pacific Rail Corp. (a)  937,822  22,742,184
  89,817,821
TRUCKING & FREIGHT - 0.1%
Roadway Services, Inc.   36,800  1,830,800
TOTAL TRANSPORTATION   94,476,546
UTILITIES - 6.8%
CELLULAR - 2.9%
AirTouch Communications, Inc. (a) 403,200 12,348,000 Vodafone Group PLC sponsored ADR 2,541,300 104,193,300
  116,541,300
ELECTRIC UTILITY - 0.1%
Southern Co.   130,800 $ 3,090,150
GAS - 0.0%
Seagull Energy Corp. (a)  41,100  832,275
TELEPHONE SERVICES - 3.8%
Ameritech Corp.   608,300  31,707,638
Bell Atlantic Corp.   309,100  18,971,013
BellSouth Corp.   296,900  21,710,813
NYNEX Corp.   438,300  20,928,825
SBC Communications, Inc.   714,400  39,292,000
Tel-Save Holdings, Inc.   3,900  59,963
Telebras PN (Pfd. Reg.)  71,527,400  3,411,142
Telecom Argentina Class B sponsored ADR   7,000  293,125
Telefonica de Argentina SA sponsored ADR 45,300 1,081,538 Telefonos de Mexico SA sponsored ADR representing shares Ord., Class L  456,800  14,503,400
  151,959,457
TOTAL UTILITIES   272,423,182
TOTAL COMMON STOCKS
(Cost $2,416,674,803)   3,419,562,972

 MOODY'S  PRINCIPAL
 RATINGS AMOUNT
U.S. TREASURY OBLIGATIONS - 10.4%
8 1/8%, 8/15/19
(Cost $374,333,594)  Aaa $ 355,000,000  416,457,600
  MATURITY
  AMOUNT
REPURCHASE AGREEMENTS - 4.3%
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.46% dated 9/29/95
 due 10/2/95    173,327,258  173,234,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $2,964,242,397)  $ 4,009,254,572
LEGEND:
1. Non-income producing
2. Affiliated company (see Note 5 of Notes to Financial Statements). OTHER INFORMATION:
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S S&P
 RATINGS RATINGS
Aaa, Aa, A 10.4% AAA, AA, A 10.4%
Baa  0.0% BBB 0.0%
Ba  0.0% BB  0.0%
B  0.0% B  0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%. INCOME TAX INFORMATION:
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $2,966,257,824. Net unrealized appreciation aggregated $1,042,996,748, of which $1,075,683,499 related to appreciated investment securities and $32,686,751 related to depreciated investment securities.
The fund hereby designates $4,198,000 as a capital gain dividend for the purpose of the dividend paid deduction.



Statement of Assets and Liabilities


DRAFT



September 30, 1995

ASSETS

Investment in securities, at                                                                                     $ 4,009,254,572
value (including repurchase agreements of $173,234,000) (cost $2,964,242,397) - See accompanying schedule

Cash                                                                                                              201

Receivable for investments sold                                                                                    59,459,446

Receivable for fund shares sold                                                                                    526,957

Dividends receivable                                                                                               8,623,100

Interest receivable                                                                                                3,567,436

Other receivables                                                                                                  410,116

 Total assets                                                                                                      4,081,841,828

LIABILITIES

Payable for investments purchased                                                                  $ 24,832,354

Payable for fund shares redeemed                                                                    1,266,247

Accrued management fee                                                                              2,154,747

Other payables and accrued expenses                                                                 199,036

 Total liabilities                                                                                                28,452,384

NET ASSETS                                                                                                        $ 4,053,389,444

Net Assets consist of:

Paid in capital                                                                                                   $ 2,803,784,039

Undistributed net investment income                                                                              67,129,385

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions               137,498,749

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies        1,044,977,271

NET ASSETS, for 215,781,124 shares outstanding                                                                    $ 4,053,389,444

NET ASSET VALUE, offering price and redemption price per share ($4,053,389,444 (divided by) 215,781,124 shares)    $18.78


Statement of Operations


DRAFT



Year Ended September 30, 1995

INVESTMENT INCOME                                                                                                  $ 68,076,004
Dividends (including $222,288 received from affiliated issuers)

Interest                                                                                                            39,213,950

 Total income                                                                                                       107,289,954

EXPENSES

Management fee                                                                                      $ 17,193,293
Basic fee

 Performance adjustment                                                                             5,930,876

Transfer agent fees                                                                                   165,807

Accounting fees and expenses                                                                         761,640

Non-interested trustees' compensation                                                                63,350

Custodian fees and expenses                                                                          27,546

Registration fees                                                                                    14,551

Audit                                                                                                 24,000

 Total expenses                                                                                                      24,181,063

Net investment income                                                                                                83,108,891

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized gain (loss) of $5,128,303 on sales of investments in
affiliated                                                                                            158,713,526
issuers)

 Foreign currency transactions                                                                        4,501,060      163,214,586

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                                                634,819,046

 Assets and liabilities in foreign currencies                                                        (61,939)       634,757,107

Net gain (loss)                                                                                                      797,971,693

Net increase (decrease) in                                                                                          $ 881,080,584
net assets resulting from operations


Statement of Changes in Net Assets


DRAFT
        YEAR ENDED        YEAR ENDED
        SEPTEMBER 30,     SEPTEMBER 30,
        1995              1994



INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                       $ 83,108,891      $ 54,130,953

Net investment income


 Net realized gain (loss)                                                                         163,214,586       513,831,921


 Change in net unrealized appreciation (depreciation)                                             634,757,107       (203,630,214)


 Net increase (decrease) in net assets resulting from operations                                  881,080,584       364,332,660


Distributions to shareholders                                                                     (62,951,723)      (19,385,874)

From net investment income


 From net realized gain                                                                           (468,451,357)     (183,280,710)


 Total distributions                                                                              (531,403,080)     (202,666,584)


Share transactions                                                                                137,291,888       138,945,156

Net proceeds from sales of shares


 Reinvestment of distributions                                                                    502,563,938       193,082,050


 Cost of shares redeemed                                                                          (209,384,277)     (193,677,416)


 Net increase (decrease) in net assets resulting from share transactions                          430,471,549       138,349,790


  Total increase (decrease) in net assets                                                         780,149,053       300,015,866


NET ASSETS


 Beginning of period                                                                              3,273,240,391     2,973,224,525


 End of period (including undistributed net investment income of $67,129,385 and $43,805,352,    $ 4,053,389,444   $ 3,273,240,391

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                             8,281,603         7,991,172




 Issued in reinvestment of distributions                                                          35,292,414        11,701,953


 Redeemed                                                                                         (12,689,491)      (11,149,412)


 Net increase (decrease)                                                                          30,884,526        8,543,713



Financial Highlights


DRAFT



                                     YEARS ENDED                    THREE MONTHS      YEARS ENDED JUNE 30,
                                      SEPTEMBER 30,                  ENDED
                                                                    SEPTEMBER 30,

                                     1995               1994 C      1993              1993                      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning of period $ 17.70            $ 16.86     $ 17.22           $ 16.54                   $ 15.23   $ 14.24

Income from Investment Operations

 Net investment income               .41                .30         .04               .26                       .31       .33

 Net realized and unrealized gain
(loss)                               3.54               1.69        .75               3.16                      2.55      1.25

 Total from investment operations    3.95               1.99        .79               3.42                      2.86      1.58

Less Distributions                   (.34)              (.11)       (.14)             (.30)                     (.49)     (.10)
From net investment income

 From net realized gain              (2.53)             (1.04)      (1.01)            (2.44)                    (1.06)    (.49)

 Total distributions                  (2.87)             (1.15)      (1.15)            (2.74)                    (1.55)    (.59)

Net asset value, end of period       $ 18.78            $ 17.70     $ 16.86           $ 17.22                   $ 16.54   $ 15.23

TOTAL RETURN  B                     27.49%             12.30%      4.77%             23.90%                    20.18%    11.93%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in
millions)                          $ 4,053            $ 3,273     $ 2,973           $ 2,869                   $ 2,373   $ 2,023

Ratio of expenses to average net
assets                              .68%               .70%        .65%              .66%                      .61%      .50%
                                                                   A

Ratio of net investment income
to average net assets                2.35%              1.69%       1.11%             1.83%                     2.00%     2.45%
                                                                    A

Portfolio turnover rate               55%                77%         82%               75%                       75%       84%
                                                                    A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FIDELITY DESTINY PORTFOLIOS: DESTINY II
INVESTMENTS/SEPTEMBER 30, 1995
(SHOWING PERCENTAGE OF TOTAL VALUE OF
INVESTMENT IN SECURITIES)


  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - 82.5%
AEROSPACE & DEFENSE - 1.5%
AEROSPACE & DEFENSE - 0.5%
Boeing Co.   154,800 $ 10,565,100
DEFENSE ELECTRONICS - 1.0%
Loral Corp.   144,400  4,115,400
Raytheon Co.   179,200  15,232,000
  19,347,400
TOTAL AEROSPACE & DEFENSE   29,912,500
BASIC INDUSTRIES - 2.7%
CHEMICALS & PLASTICS - 0.9%
Betz Laboratories, Inc.   19,300  788,888
Carbide/Graphite Group, Inc. (a)  2,200  31,075
Raychem Corp.   285,400  12,843,000
Union Carbide Corp.   88,900  3,533,775
  17,196,738
IRON & STEEL - 0.1%
Nucor Corp.   45,800  2,049,550
METALS & MINING - 0.9%
Aluminum Co. of America  54,000  2,855,250
Reynolds Metals Co.   268,200  15,488,550
  18,343,800
PACKAGING & CONTAINERS - 0.6%
Corning, Inc.   88,200  2,524,725
Owens-Illinois, Inc. (a)  759,900  9,593,738
  12,118,463
PAPER & FOREST PRODUCTS - 0.2%
Crown Vantage, Inc. (a)  3,060  68,085
James River Corp. of Virginia  129,500  4,144,000
  4,212,085
TOTAL BASIC INDUSTRIES   53,920,636
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.5%
Armstrong World Industries, Inc.   70,300  3,901,650
Masco Corp.   104,000  2,860,000
Tecumseh Products Co. Class A  59,200  2,841,600
  9,603,250
CONSTRUCTION - 0.4%
Centex Corp.   36,700  1,064,300
Daito Trust Construction  156,600  1,805,866
Kaufman & Broad Home Corp.   114,500  1,445,563
Ryland Group, Inc.   9,500  147,250
Schuler Homes, Inc. (a)   111,600  1,297,350
Sekisui House Ltd.   177,000  2,183,104
  7,943,433
ENGINEERING - 0.3%
Fluor Corp.   110,700 $ 6,199,200
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Patriot American Hospitality, Inc.  6,700  171,688
TOTAL CONSTRUCTION & REAL ESTATE   23,917,571
DURABLES - 9.3%
AUTOS, TIRES, & ACCESSORIES - 8.2%
Chrysler Corp.   1,060,700  56,217,100
Cummins Engine Co., Inc.   10,300  396,550
Dana Corp.   198,000  5,717,250
Discount Auto Parts, Inc.  (a)  121,200  3,666,300
Eaton Corp.   24,700  1,309,100
Ford Motor Co.   5,200  161,850
General Motors Corp.   1,762,021  82,594,734
Gentex Corp.  (a)  43,300  1,039,200
Magna International, Inc. Class A  308,400  13,965,413
Superior Industries International, Inc.   29,800  800,875
  165,868,372
CONSUMER ELECTRONICS - 0.7%
Black & Decker Corp.   84,700  2,890,388
Matsushita Electric Industrial Co. Ltd.   323,000  4,923,140
Whirlpool Corp.   107,200  6,190,800
  14,004,328
HOME FURNISHINGS - 0.1%
Haverty Furniture Companies, Inc.   93,900  1,279,388
TEXTILES & APPAREL - 0.3%
Burlington Industries, Inc. (a)  370,100  4,672,513
Fruit of the Loom, Inc. Class A (a)  67,700  1,396,313
  6,068,826
TOTAL DURABLES   187,220,914
ENERGY - 5.4%
ENERGY SERVICES - 0.5%
Baker Hughes, Inc.   92,200  1,878,575
Dresser Industries, Inc.   18,500  441,688
Schlumberger Ltd.   124,800  8,143,200
  10,463,463
OIL & GAS - 4.9%
Amerada Hess Corp.   168,500  8,193,313
Amoco Corp.   87,300  5,598,113
Apache Corp.   52,900  1,388,625
Atlantic Richfield Co.   57,600  6,184,800
British Petroleum PLC ADR  260,798  23,439,220
Burlington Resources, Inc.   304,800  11,811,000
Canada Occidental Petroleum Ltd.   101,700  3,231,309
Elf Aquitaine sponsored ADR  53,444  1,797,055
Kerr-McGee Corp.   95,300  5,289,150
Louisiana Land & Exploration Co.   164,900  5,874,563
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Mobil Corp.   18,400 $ 1,833,100
Murphy Oil Corp.   41,600  1,664,000
Noble Affiliates, Inc.   66,300  1,748,663
Santa Fe Energy Resources, Inc. (a)  174,500  1,657,750
Texaco, Inc.   51,200  3,308,800
Tosco Corp.   184,500  6,365,250
Unocal Corp.   312,964  8,919,474
YPF Sociedad Anonima sponsored ADR
representing Class D shares  6,000  108,000
  98,412,185
TOTAL ENERGY   108,875,648
FINANCE - 17.6%
BANKS - 5.7%
AmSouth Bancorporation  30,700  1,166,600
Bank of Boston Corp.   88,462  4,213,003
Bank of New York Co., Inc.   29,200  1,357,800
Barnett Banks, Inc.   131,000  7,417,875
BayBanks, Inc.   13,800  1,047,075
Chemical Banking Corp.   147,000  8,948,625
Comerica, Inc.   72,600  2,640,825
First Interstate Bancorp  37,300  3,757,975
First Union Corp.  213  10,577
Fleet Financial Group, Inc.   891,836  33,666,809
KeyCorp   142,509  4,880,933
NationsBank Corp.   176,085  11,841,716
Shawmut National Corp.   917,822  30,861,765
State Street Boston Corp.   86,200  3,448,000
  115,259,578
FEDERAL SPONSORED CREDIT - 7.0%
Federal Home Loan Mortgage Corporation  335,700  23,205,263
Federal National Mortgage Association  1,143,900  118,393,650
  141,598,913
INSURANCE - 2.3%
Allstate Corp.   546,645  19,337,567
American International Group, Inc.   38,650  3,285,250
CIGNA Corp.   14,200  1,478,575
Chubb Corp. (The)  2,300  220,800
General Re Corp.   87,400  13,197,400
Providian Corp.   101,600  4,216,400
Torchmark Corp.   93,700  3,947,113
  45,683,105
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   290,600 $ 7,373,975
Golden West Financial Corp.   201,300  10,165,650
  17,539,625
SECURITIES INDUSTRY - 1.7%
Lehman Brothers Holdings, Inc.   31,600  730,750
Merrill Lynch & Co., Inc.   149,099  9,318,688
Morgan Stanley Group, Inc.   77,100  7,411,238
Nomura Securities Co. Ltd.   732,000  14,239,962
Salomon, Inc.   6,700  256,275
United Asset Management Corp.   74,900  3,005,363
  34,962,276
TOTAL FINANCE   355,043,497
HEALTH - 2.5%
DRUGS & PHARMACEUTICALS - 0.6%
Allergan, Inc.   46,200  1,541,925
Carter-Wallace, Inc.   105,200  1,315,000
Depotech Corp  1,500  18,000
Elan Corp. PLC ADR  (a)  27,700  1,149,550
Pharmacia AB, Series A:
sponsored ADR  67,000  2,003,719
 Free shares  83,000  2,491,595
Schering-Plough Corp.   70,400  3,625,600
  12,145,389
MEDICAL EQUIPMENT & SUPPLIES - 0.4%
Acuson Corp. (a)  42,300  565,763
Baxter International, Inc.   184,100  7,571,113
  8,136,876
MEDICAL FACILITIES MANAGEMENT - 1.5%
American Medical Response (a)  94,700  2,687,113
Columbia/HCA Healthcare Corp.   557,140  27,090,933
Pediatrix Medical Group  2,000  41,000
  29,819,046
TOTAL HEALTH   50,101,311
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  250,800  3,887,400
INDUSTRIAL MACHINERY & EQUIPMENT - 2.9%
ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.   22,400  1,601,600
General Electric Co.   90,700  5,782,125
Mitsubishi Electric Co. Ord.   1,268,000  9,854,097
Omron Corp.   98,000  2,260,215
Westinghouse Electric Corp.   29,700  445,500
  19,943,537
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
Caterpillar, Inc.   261,000 $ 14,844,375
Deere & Co.   262,500  21,360,938
Exide Corp.   42,600  2,130,000
Harnischfeger Industries, Inc.   3  100
  38,335,413
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  58,278,950
MEDIA & LEISURE - 2.0%
BROADCASTING - 0.2%
Liberty Media Group, Series A (a)  43,025  1,150,919
People's Choice TV Corp. (a)  16,700  409,150
TCI Group Class A  166,400  2,912,000
  4,472,069
ENTERTAINMENT - 0.3%
Royal Caribbean Cruises Ltd.   284,700  6,903,975
LEISURE DURABLES & TOYS - 0.6%
Fleetwood Enterprises, Inc.   472,300  9,386,963
Outboard Marine Corp.   128,700  2,767,050
  12,154,013
LODGING & GAMING - 0.2%
Circus Circus Enterprises, Inc. (a)  164,500  4,606,000
PUBLISHING - 0.1%
American Media, Inc. Class A  41,600  239,200
Gannett Co., Inc.   20,200  1,103,425
  1,342,625
RESTAURANTS - 0.6%
Bertucci's, Inc. (a)  67,100  478,088
Brinker International, Inc. (a)  112,300  1,670,463
Cracker Barrel Old Country Store, Inc.   79,100  1,591,888
Darden Restaurants, Inc. (a)  99,700  1,146,550
McDonald's Corp.   198,700  7,600,275
  12,487,264
TOTAL MEDIA & LEISURE   41,965,946
NONDURABLES - 7.0%
BEVERAGES - 0.2%
Kirin Brewery Co. Ltd.   434,000  4,526,047
HOUSEHOLD PRODUCTS - 0.3%
Kao Corp.   251,000  3,095,814
Tambrands, Inc.   51,000  2,237,625
  5,333,439
TOBACCO - 6.5%
Philip Morris Companies, Inc.   1,254,800  104,775,800
RJR Nabisco Holdings Corp.   788,154  25,516,486
  130,292,286
TOTAL NONDURABLES   140,151,772
PRECIOUS METALS - 0.2%
Homestake Mining Co.   56,800 $ 965,600
Santa Fe Pacific Gold Corp.   225,647  2,848,793
    3,814,393
RETAIL & WHOLESALE - 5.4%
APPAREL STORES - 0.0%
TJX Companies, Inc.   81,700  970,188
GENERAL MERCHANDISE STORES - 2.8%
Aoyama Trading Co. Ord.   128,600  3,507,566
Federated Department Stores, Inc. (a)  694,000  19,692,250
Sears, Roebuck & Co.   115,100  4,244,313
Value City Department Stores, Inc. (a)  101,100  745,613
Wal-Mart Stores, Inc.   1,174,800  29,223,150
  57,412,892
GROCERY STORES - 0.1%
Food Lion Inc. Class B  120,000  727,500
Stop & Shop Companies, Inc.  (a)  61,600  1,439,900
  2,167,400
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Best Buy Co., Inc. (a)  163,300  4,286,625
Circuit City Stores, Inc.   509,900  16,125,588
Good Guys, Inc.  (a)  88,900  1,011,238
Home Depot, Inc. (The)  275,300  10,977,588
Lowe's Companies, Inc.   170,000  5,100,000
Officemax, Inc. (a)  199,900  4,847,575
Office Depot, Inc. (a)  119,200  3,590,900
Petsmart, Inc.   26,600  897,750
Rex Stores Corp. (a)   63,500  1,190,625
Staples, Inc. (a)  30,225  853,856
Waban, Inc. (a)  41,100  775,763
  49,657,508
TOTAL RETAIL & WHOLESALE   110,207,988
SERVICES - 0.0%
Supercuts, Inc. (a)  62,000  527,000
TECHNOLOGY - 15.8%
COMMUNICATIONS EQUIPMENT - 0.4%
Cisco Systems, Inc.  (a)  125,400  8,652,600
COMPUTER SERVICES & SOFTWARE - 0.8%
Automatic Data Processing, Inc.   30,600  2,084,625
Checkfree Corp  2,600  52,113
Computer Management Sciences, Inc.  1,000  14,000
General Motors Corp. Class E  14,700  668,850
MicroAge, Inc. (a)  93,600  1,041,300
Microsoft Corp. (a)  143,100  12,950,550
Smith Micro Software, Inc.   1,000  9,875
  16,821,313
  VALUE  VALUE
 SHARES (NOTE 1) SHARES (NOTE 1)
COMMON STOCKS - CONTINUED
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 9.0%
Bay Networks, Inc. (a)  127,600 $ 6,810,650
Canon, Inc.   410,000  7,277,012
Compaq Computer Corp.  (a)  1,654,400  80,031,600
Digital Equipment Corp.  (a)  164,700  7,514,438
Hewlett-Packard Co.   219,700  18,317,488
International Business Machines Corp.   366,800  34,616,750
SCI Systems, Inc.  (a)  439,900  15,176,550
Silicon Graphics, Inc. (a)  57,100  1,962,813
Sun Microsystems, Inc. (a)  79,900  5,033,700
Tech Data Corp.  (a)  261,300  3,690,863
Xerox Corp.   12,200  1,639,375
  182,071,239
ELECTRONICS - 5.6%
Hitachi Ltd.   1,153,000  12,486,736
Intel Corp.   1,123,400  67,544,425
Kyocera Corp.   20,000  1,632,489
Methode Electronics, Inc. Class A  92,100  2,118,300
Molex, Inc.   43,906  1,470,851
Motorola, Inc.   77,900  5,949,613
Nitto Denko Corp.   276,000  4,179,093
Rohm Co. Ltd.   12,000  753,272
Solectron Corp.  (a)  429,198  16,953,321
Zycon Corp  6,400  76,800
  113,164,900
TOTAL TECHNOLOGY   320,710,052
TRANSPORTATION - 2.2%
AIR TRANSPORTATION - 0.1%
Midwest Express Holdings, Inc.   1,800  40,500
Southwest Airlines Co.   53,600  1,353,400
  1,393,900
RAILROADS - 2.1%
Burlington Northern Sante Fe Corp.   148,900  10,795,250
CSX Corp.   239,700  20,164,763
Canadian Pacific Ltd. Ord.   57,500  921,509
Southern Pacific Rail Corp. (a)  459,287  11,137,710
  43,019,232
TRUCKING & FREIGHT - 0.0%
Roadway Services, Inc.   18,100  900,475
TOTAL TRANSPORTATION   45,313,607
UTILITIES - 6.6%
CELLULAR - 2.8%
AirTouch Communications, Inc. (a)  201,600  6,174,000
Vodafone Group PLC sponsored ADR  1,253,200  51,381,200
  57,555,200
ELECTRIC UTILITY - 0.1%
Southern Co.   65,500 $ 1,547,438
GAS - 0.0%
Seagull Energy Corp. (a)  20,600  417,150
TELEPHONE SERVICES - 3.7%
Ameritech Corp.,  290,000  15,116,250
Bell Atlantic Corp.   142,200  8,727,525
BellSouth Corp.   148,900  10,888,313
NYNEX Corp.   216,500  10,337,875
SBC Communications, Inc.   356,600  19,613,000
Tel-Save Holdings, Inc.   1,900  29,213
Telebras PN (Pfd. Reg.)  33,831,300  1,613,415
Telecom Argentina Class B sponsored ADR  3,500  146,563
Telefonica de Argentina SA sponsored ADR  21,500  513,313
Telefonos de Mexico SA sponsored ADR
representing shares Ord., Class L  227,100  7,210,425
  74,195,892
TOTAL UTILITIES   133,715,680
TOTAL COMMON STOCKS
(Cost $1,252,027,904)   1,667,564,865
 MOODY'S PRINCIPAL
 RATINGS  AMOUNT
U.S. TREASURY OBLIGATIONS - 10.2%
8 1/8%, 8/15/19
(Cost $183,638,281)  Aaa  $175,000,000  205,296,000
  MATURITY
  AMOUNT
REPURCHASE AGREEMENTS - 7.3%
Investments in repurchase agreements
(U.S. Treasury obligations) in a
joint trading account at 6.46%,
dated 9/29/95 due 10/2/95    146,878,027  146,799,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,582,465,185)  $ 2,019,659,865
LEGEND:
1. Non-income producing
OTHER INFORMATION:
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S S&P
 RATINGS RATINGS
Aaa, Aa, A 10.2% AAA, AA, A 10.2%
Baa  0.0% BBB 0.0%
Ba  0.0% BB  0.0%
B  0.0% B  0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%. INCOME TAX INFORMATION:
At September 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,583,603,535. Net unrealized appreciation aggregated $436,056,330, of which $453,778,442 related to appreciated investment securities and $17,722,112 related to depreciated investment securities.
The fund hereby designates $1,369,000 as a capital gain dividend for the purpose of the dividend paid deduction.



Statement of Assets and Liabilities


DRAFT



September 30, 1995

ASSETS

Investment in securities, at value (including repurchase agreements of $146,799,000) (cost                  $ 2,019,659,865
$1,582,465,185) - See accompanying schedule

Cash                                                                                                           124,498

Receivable for investments sold                                                                               23,619,206

Receivable for fund shares sold                                                                               298,699

Dividends receivable                                                                                           4,202,841

Interest receivable                                                                                            1,739,311

Other receivables                                                                                              102,110

 Total assets                                                                                                  2,049,746,530

LIABILITIES

Payable for investments purchased                                                              $ 16,093,112

Payable for fund shares redeemed                                                                 453,338

Accrued management fee                                                                            1,248,950

Other payables and accrued expenses                                                               188,985

 Total liabilities                                                                                                 17,984,385

NET ASSETS                                                                                                        $ 2,031,762,145

Net Assets consist of:

Paid in capital                                                                                                   $ 1,515,175,822

Undistributed net investment income                                                                              32,076,535

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                47,316,431

Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies        437,193,357

NET ASSETS, for 64,051,111 shares outstanding                                                                    $ 2,031,762,145

NET ASSET VALUE, offering price and redemption price per share ($2,031,762,145 (divided by) 64,051,111 shares)    $31.72


Statement of Operations


DRAFT

Year Ended September 30, 1995

INVESTMENT INCOME                                                         $ 31,541,504
Dividends

Interest                                                                   21,093,340

 Total income                                                              52,634,844

EXPENSES

Management fee                                             $ 10,351,262
Basic fee

 Performance adjustment                                     2,182,118

Transfer agent fees                                         95,243

Accounting fees and expenses                                657,465

Non-interested trustees' compensation                       20,225

Custodian fees and expenses                                 25,534

Registration fees                                           70,787

Audit                                                       41,026

Legal                                                       6,509

 Total expenses                                                            13,450,169

Net investment income                                                      39,184,675

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      57,436,919

 Foreign currency transactions                              2,185,594      59,622,513

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      320,530,330

 Assets and liabilities in foreign currencies               (2,758)        320,527,572

Net gain (loss)                                                            380,150,085

Net increase (decrease) in                                                $ 419,334,760
net assets resulting from operations


Statement of Changes in Net Assets


DRAFT


                                                                                                   YEAR ENDED        YEAR ENDED

                                                                                                   SEPTEMBER 30,     SEPTEMBER 30,

                                                                                                   1995              1994


INCREASE (DECREASE) IN NET ASSETS


Operations                                                                                       $ 39,184,675      $ 20,640,012

Net investment income


 Net realized gain (loss)                                                                         59,622,513        172,578,769


 Change in net unrealized appreciation (depreciation)                                             320,527,572       (43,203,503)


 Net increase (decrease) in net assets resulting from operations                                  419,334,760       150,015,278


Distributions to shareholders                                                                     (25,869,943)      (5,278,879)

From net investment income


 From net realized gain                                                                           (153,114,736)     (56,743,144)


 Total distributions                                                                              (178,984,679)     (62,022,023)


Share transactions                                                                                261,682,843       246,738,564

Net proceeds from sales of shares


 Reinvestment of distributions                                                                    177,278,996       61,856,536


 Cost of shares redeemed                                                                          (84,723,915)      (102,420,292)


 Net increase (decrease) in net assets resulting from share transactions                          354,237,924       206,174,808


  Total increase (decrease) in net assets                                                         594,588,005       294,168,063


NET ASSETS


 Beginning of period                                                                              1,437,174,140     1,143,006,077


 End of period (including undistributed net investment income of $32,076,535 and $17,189,720,    $ 2,031,762,145   $ 1,437,174,140

respectively)


OTHER INFORMATION

Shares


 Sold                                                                                             9,406,008         8,844,551




 Issued in reinvestment of distributions                                                          7,319,526         2,322,816


 Redeemed                                                                                         (3,015,787)       (3,672,057)


 Net increase (decrease)                                                                          13,709,747        7,495,310



Financial Highlights


DRAFT



                                   YEARS ENDED                     THREE MONTHS
                                   SEPTEMBER 30,                   ENDED             YEARS ENDED JUNE 30,
                                                                   SEPTEMBER 30,

                                   1995               1994  C      1993              1993                      1992      1991

SELECTED PER-SHARE DATA

Net asset value, beginning of
period                             $ 28.55            $ 26.68      $ 26.46           $ 24.68                   $ 23.50   $ 21.11

Income from Investment Operations

 Net investment income             .66                .42          .04               .26                       .33       .29

 Net realized and unrealized gain
(loss)                             5.97               2.86         1.23              4.85                      4.08      2.61

 Total from investment operations  6.63               3.28         1.27              5.11                      4.41      2.90

Less Distributions                 (.50)              (.12)        (.14)             (.36)                     (.34)     (.35)
From net investment income

 From net realized gain            (2.96)             (1.29)       (.91)             (2.97)                    (2.89)    (.16)

 Total distributions               (3.46)             (1.41)       (1.05)            (3.33)                    (3.23)    (.51)

Net asset value, end of period     $ 31.72            $ 28.55      $ 26.68           $ 26.46                   $ 24.68   $ 23.50

TOTAL RETURN  B                    26.98%             12.67%       4.93%             23.28%                    20.61%    14.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in
millions)                          $ 2,032            $ 1,437      $ 1,143           $ 1,061                   $ 479     $ 326

Ratio of expenses to average net
assets                             .80%               .80%         .84%              .84%                      .88%      .84%
                                                                   A

Ratio of net investment income to
average net assets                 2.33%              1.56%        .69%              1.41%                     1.60%     1.70%
                                                                    A

Portfolio turnover rate            52%                72%          80%               81%                       113%      129%
                                                                   A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY
REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Destiny Portfolios: Destiny I and Destiny II (the funds) are authorized to issue an unlimited number of shares. Each fund is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of each fund are offered publicly through Fidelity Systematic Investment Plans: Destiny I and Destiny II (the Plans), a unit investment trust with two series. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. The funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The funds may use foreign currency contracts to facilitate transactions in foreign securities and to manage the funds' currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the funds' investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $1,840,629,485 and $1,872,464,992, respectively, of which U.S. government and government agency obligations aggregated $257,143,401 and $150,665,923, respectively.
Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $983,621,991 and $814,329,567, respectively, of which U.S. government and government agency obligations aggregated $152,854,844 and $85,725,918, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund.
The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2700% to .5200% for the period for the funds.
In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rates for Destiny I and Destiny II are .17% and .30%, respectively. The basic fees are subject to a performance adjustment (up to a maximum of (plus/minus) .24%) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of .65% and
 .75% of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively.
Fidelity Distributors Corporation (FDC), an affiliate of FMR and sponsor of the Plans, received $907,276 and $2,926,991 as its portion of the Creation and Sales Charges of Destiny I and Destiny II funds, respectively, for the period.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. During the period October 1, 1994 to December 31, 1994, FSC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $927,267 and $439,193, respectively.
5. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows for Destiny I:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 Purchase Sales Dividend Market
Affiliate Cost Cost Income Value
Methode Electronics, Inc. Class A  $ -- $ 1,162,388 $ 222,288 $ 28,842,000
REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of Fidelity Destiny Portfolios: Destiny I and Destiny II:
We have audited the accompanying statements of assets and liabilities of Fidelity Destiny Portfolios: Destiny I and Destiny II, including the schedules of portfolio investments, as of September 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, for the three month period ended September 30, 1993, and for each of the three years in the period ended June 30, 1993. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny Portfolios: Destiny I and Destiny II as of September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, for the three month period ended September 30, 1993, and for each of the three years in the period ended June 30, 1993, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
November 14, 1995